Document and Entity Information	12 Months Ended
Apr. 30, 2015
Document and Entity Information [Abstract]
Entity Registrant Name	INVESTORS REAL ESTATE TRUST
Entity Central Index Key	0000798359
Current Fiscal Year End Date	--04-30
Entity Filer Category	Large Accelerated Filer
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 30, 2015